Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings (Loss) Per Share

15.	EARNINGS PER SHARE

	For the years ended
	December 31, 2023	December 31, 2022
Net earnings	$210.0	$37.1
Weighted average number of common shares outstanding (in thousands)	395,509	392,172
Basic earnings per share	$0.53	$0.09

Dilutive effect of potential common share equivalents (in thousands)	2,560	2,336

Diluted weighted average number of common shares outstanding (in thousands)	398,069	394,508
Diluted earnings per share	$0.53	$0.09
The following table lists the share units that were excluded from the computation of diluted earnings per share. The share units were excluded as the exercise price related to the particular security exceeded the average market price of the Company's common shares of CAD $16.42 for the year ended December 31, 2023 (2022 - CAD $10.26), or the inclusion of the share units had an anti-dilutive effect on net earnings.

Share units excluded from calculation of diluted earnings per share for the years ended:
(in thousands)	December 31, 2023	December 31, 2022
Stock options	4	30